Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	48 Months Ended
	Jan. 31, 2026	Jan. 31, 2026
C000255892_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Municipal Bond Opportunities ETF
C000255892_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000255892_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,628
C000255892_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,908
C000255892_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,540
C000255892_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Municipal Bond Opportunities Composite Index
C000255892_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000255892_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,432
C000255892_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,708
C000255892_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,215
C000255892_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000255892_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000255892_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,457
C000255892_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,674
C000255892_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 11,176